Note 10 - Notes Payable Officers and Related Party Transactions (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Note Payable #1 [Member] | Director [Member]
Note 10 - Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount	$ 60,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Interest Payable, Current	$ 34,304
Notes Payable, Related Parties, Current		$ 60,000
Note Payable #2 [Member] | Officer [Member]
Note 10 - Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Interest Payable, Current	$ 20,061
Notes Payable, Related Parties, Current	$ 61,052	$ 61,052
Note Payable #3 [Member] | Other Related Party [Member]
Note 10 - Notes Payable Officers and Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Interest Payable, Current	$ 19,163
Notes Payable, Related Parties, Current		$ 66,774
Notes Payable, Related Parties	$ 48,497